UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Hanson McClain Advisors

Address:   3620 Fair Oaks Blvd.
           Suite 300
           Sacramento, CA 95864


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Watson-Schroer
Title:  Chief Compliance Officer
Phone:  (800) 482-2196

Signature,  Place,  and  Date  of  Signing:

/s/ Rebecca Watson-Schroer         Sacramento, CA                     8/29/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              53

Form 13F Information Table Value Total:  $      136,395
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- -------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                            VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
--------------------------------- -------------- --------- -------- ----------- --- ---- ---------- -------- ---- ------ -----------
APPLE INC                         SHS            037833100    2,029        3425 SH       SOLE                   0      0        3425
BANK OF AMERICA                   COM            060505104      364   45242.796 SH       SOLE                   0      0   45242.796
BERKSHIRE HATHAWAY                CL A           084670108      376           3 SH       SOLE                   0      0           3
BERKSHIRE HATHAWAY                CL B           084670702      337        4027 SH       SOLE                   0      0        4027
CEL-SCI CORP                      COM NEW        150837409       11       30200 SH       SOLE                   0      0       30200
CHEVRON CORP NEW                  COM            166764100    1,336   12619.592 SH       SOLE                   0      0   12619.592
COCA COLA CO                      COM            191216100      670    8490.001 SH       SOLE                   0      0    8490.001
EDISON INTL                       SHS            281020107      210    4519.836 SH       SOLE                   0      0    4519.836
EYE CARE INTL INC                 CL A NEW       301942108        -       25000 SH       SOLE                   0      0       25000
FIRST TR MORNINGSTAR DIVID        ETF            336917109    6,219  330690.388 SH       SOLE                   0      0  330690.388
LEADERS INDEX
FORD MTR CO DEL                   COM            345370860      265   28236.182 SH       SOLE                   0      0   28236.182
FORELAND CORP                     COM NEW        345458301        -       10000 SH       SOLE                   0      0       10000
GENERAL ELECTRIC CO               COM            369604103      538   26240.166 SH       SOLE                   0      0   26240.166
HEWLETT-PACKARD CO                COM            428236103      330   16388.094 SH       SOLE                   0      0   16388.094
HOME DEPOT INC                    COM            437076102      222    4181.556 SH       SOLE                   0      0    4181.556
INTEL CORP                        SHS            458140100    3,277  122878.579 SH       SOLE                   0      0  122878.579
INTL BUSINESS MACH                SHS            459200101    1,013    5171.443 SH       SOLE                   0      0    5171.443
ISHARES TR DOW JONES              ETF            464287168    2,218   39291.913 SH       SOLE                   0      0   39291.913
ISHARES TR DOW JONES EPAC SELECT  ETF            464288448    1,256   41538.011 SH       SOLE                   0      0   41538.011
JOHNSON & JOHNSON                 COM            478160104      510    7493.196 SH       SOLE                   0      0    7493.196
MEDTRONIC INC                     COM            585055106      257    6562.138 SH       SOLE                   0      0    6562.138
MICROSOFT CORP                    SHS            594918104      937    30652.53 SH       SOLE                   0      0   30652.530
PEPSICO INC                       COM            713448108      318    4499.245 SH       SOLE                   0      0    4499.245
PROCTER & GAMBLE CO               SHS            742718109      420    6871.652 SH       SOLE                   0      0    6871.652
PUTNAM PREMIER INC                SHS            746853100       81   14952.182 SH       SOLE                   0      0   14952.182
SOUTHERN CO                       COM            842587107      502   10748.441 SH       SOLE                   0      0   10748.441
VANGUARD INTL EQUITY INDEX FDS    ETF            922042858   10,818  270647.004 SH       SOLE                   0      0  270647.004
MSCI
VANGUARD INDEX FDS VANGUARD       ETF            922908611      252    3661.672 SH       SOLE                   0      0    3661.672
SMALL CAP
VANGUARD INDEX FDS VANGUARD       ETF            922908637    2,626   42212.257 SH       SOLE                   0      0   42212.257
LARGE CAP
VANGUARD INDEX FDS VANGUARD       ETF            922908769   89,937 1286995.338 SH       SOLE                   0      0 1286995.338
TOTAL STK
WALMART STORES INC                SHS            931142103      239    3444.896 SH       SOLE                   0      0    3444.896
WELLS FARGO & CO                  NEW            949746101      335    9976.343 SH       SOLE                   0      0    9976.343
AT&T INC                          COM            00206R102    2,190   60486.559 SH       SOLE                   0      0   60486.559
ADVANCED CELL TECHNOLOGY INC      SHS            00752K105        1       20000 SH       SOLE                   0      0       20000
COPPER KING MNG CORP              COM            21750M109        -      500000 SH       SOLE                   0      0      500000
COSTCO WHOLESALE                  SHS            22160K105      241    2548.764 SH       SOLE                   0      0    2548.764
EXXON MOBIL CORP                  COM            30231G102    1,045   12240.831 SH       SOLE                   0      0   12240.831
IMAGING3 INC                      COM            45248F103        1      110000 SH       SOLE                   0      0      110000
ORACLE CORPORATION                SHS            68389X105      229    7697.653 SH       SOLE                   0      0    7697.653
PG & E CORP                       COM            69331C108      308    6771.468 SH       SOLE                   0      0    6771.468
PAC-WEST TELECOM INC              SHS            69371Y101        -       36400 SH       SOLE                   0      0       36400
SPDR S&P 500 ETF                  ETF            78462F103      223    1630.865 SH       SOLE                   0      0    1630.865
SPDR GOLD TR GOLD                 ETF            78463V107    1,424        9179 SH       SOLE                   0      0        9179
SPDR DOW JONES INDL               ETF            78467X109      252    1966.337 SH       SOLE                   0      0    1966.337
SIERRA VISTA BK                   COM            82651B105       17       10000 SH       SOLE                   0      0       10000
STANDARD PAC CORP                 SHS            85375C101      136       21600 SH       SOLE                   0      0       21600
SUREWEST COMM                     SHS            868CSH909    1,231       57304 SH       SOLE                   0      0       57304
UNIVERSAL EXPRESS                 SHS            91349P103        -      300000 SH       SOLE                   0      0      300000
VANGUARD SCOTTSDALE FDS           ETF            92206C870      229      2672.4 SH       SOLE                   0      0      2672.4
INTERMEDIATE
VERIZON COMMUNICATIONS            COM            92343V104      412     9171.05 SH       SOLE                   0      0     9171.05
VODAFONE GROUP SPON               SHS            92857W209      553    19555.07 SH       SOLE                   0      0    19555.07
ENBRIDGE ENERGY MANAGEMENT LLC    SHS            CKC50X106        -       62756 SH       SOLE                   0      0       62756
KINDER MORGAN MGMT                SHS            EKE55U103        -      821078 SH       SOLE                   0      0      821078
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